SCHEDULE OF TRADE TRANSACTION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Freight charges charged by related parties:
Total	$ 6,726,294	$ 8,684,797
Panaicia Pty Ltd [Member]
Freight charges charged by related parties:
Total	2,414,279	3,004,054
Prezario U N O Pty Ltd [Member]
Freight charges charged by related parties:
Total	304,749	383,344
Related Party [Member]
Freight charges charged by related parties:
Total	2,719,028	3,387,398
Salaries paid to related parties:
Total	21,911	55,000
Mr. Wai Yiu Yau [Member]
Salaries paid to related parties:
Total	5,000	55,000
Mr. San Man Leng [Member]
Salaries paid to related parties:
Total	5,637
Mr. Ho Chuen Shin [Member]
Salaries paid to related parties:
Total	5,637
Mr. Fan Cheung [Member]
Salaries paid to related parties:
Total	$ 5,637